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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4009
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                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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ITEM 1. SCHEDULE OF INVESTMENTS.

COMPASS [graphic omitted]

                                          PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE ANNUITIES
                                                FOR PERSONAL INVESTMENTS AND
                                                  QUALIFIED RETIREMENT PLANS


QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2007

Government Securities Variable Account

                                                                   Issued by
                                 Sun Life Assurance Company of Canada (U.S.)
                                                A Wholly Owned Subsidiary of
                                    Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

Government Securities Variable Account

ISSUER                                                                                             SHARES/PAR        VALUE ($)

BONDS - 95.3%
AGENCY - OTHER - 4.9%
Financing Corp., 9.4%, 2018                                                                    $       780,000     $    1,052,233
Financing Corp., 10.35%, 2018                                                                        1,150,000          1,652,514
Financing Corp., STRIPS, 0%, 2017                                                                    1,220,000            735,793
                                                                                                                   --------------
                                                                                                                   $    3,440,540
                                                                                                                   --------------
MORTGAGE BACKED - 51.9%
Fannie Mae, 5.78%, 2008                                                                        $       180,357     $      180,473
Fannie Mae, 4.73%, 2012                                                                                 93,018             91,426
Fannie Mae, 4.79%, 2012 - 2015                                                                       1,033,943          1,021,692
Fannie Mae, 4.845%, 2013                                                                               256,897            251,266
Fannie Mae, 5%, 2013 - 2027                                                                          2,744,842          2,717,186
Fannie Mae, 5.06%, 2013                                                                                103,467            102,050
Fannie Mae, 4.547%, 2014                                                                               130,621            125,255
Fannie Mae, 4.6%, 2014                                                                                 123,590            119,717
Fannie Mae, 4.652%, 2014                                                                               402,653            388,637
Fannie Mae, 4.77%, 2014                                                                                104,502            100,979
Fannie Mae, 4.839%, 2014                                                                               858,973            835,245
Fannie Mae, 4.871%, 2014                                                                               473,899            462,714
Fannie Mae, 5.1%, 2014                                                                                 135,811            134,788
Fannie Mae, 4.56%, 2015                                                                                159,359            152,803
Fannie Mae, 4.62%, 2015                                                                                177,567            171,112
Fannie Mae, 4.665%, 2015                                                                               107,544            103,773
Fannie Mae, 4.7%, 2015                                                                                 123,579            119,493
Fannie Mae, 4.74%, 2015                                                                                 99,404             95,418
Fannie Mae, 4.81%, 2015                                                                                126,249            122,594
Fannie Mae, 4.815%, 2015                                                                               117,000            112,665
Fannie Mae, 4.82%, 2015                                                                                338,852            327,821
Fannie Mae, 4.89%, 2015                                                                                 87,007             85,089
Fannie Mae, 4.925%, 2015                                                                               342,453            332,777
Fannie Mae, 5.471%, 2015                                                                               119,389            119,583
Fannie Mae, 6.5%, 2016 - 2036                                                                        1,543,059          1,577,780
Fannie Mae, 4.994%, 2017                                                                               301,012            293,579
Fannie Mae, 5.5%, 2017 - 2035                                                                       10,018,854          9,860,741
Fannie Mae, 6%, 2017 - 2037                                                                          2,161,941          2,177,716
Fannie Mae, 4.5%, 2019 - 2020                                                                        2,639,452          2,543,877
Fannie Mae, 4.88%, 2020                                                                                 88,316             86,889
Fannie Mae, 7.5%, 2022 - 2031                                                                          170,585            178,850
Freddie Mac, 4.5%, 2013 - 2021                                                                         403,061            401,624
Freddie Mac, 4.375%, 2015                                                                              477,125            468,996
Freddie Mac, 5%, 2016 - 2027                                                                         2,880,190          2,879,144
Freddie Mac, 6%, 2021 - 2035                                                                         2,203,573          2,215,293
Freddie Mac, 5.5%, 2025 - 2035                                                                       3,610,144          3,548,915
Freddie Mac, 6.5%, 2032 - 2037                                                                         689,591            705,643
Ginnie Mae, 5.5%, 2033                                                                               1,447,107          1,428,980
                                                                                                                   --------------
                                                                                                                   $   36,642,583
                                                                                                                   --------------
MUNICIPALS - 2.0%
California Educational Facilities Authority Rev. (Stanford University), "T-1", 5%, 2039        $       670,000     $      744,236
Puerto Rico Highway & Transportation Authority Rev., "N", FGIC, 5.25%, 2039                            620,000            694,722
                                                                                                                   --------------
                                                                                                                   $    1,438,958
                                                                                                                   --------------
U.S. GOVERNMENT AGENCIES - 19.3%
Aid-Egypt, 4.45%, 2015                                                                                 473,000     $      458,810
Aid-Israel, 6.6%, 2008                                                                                 137,559            137,980
Aid-Peru, 9.98%, 2008                                                                                  182,081            185,082
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                         1,567,000          1,601,396
Fannie Mae, 4.625%, 2013                                                                               213,000            211,680
Farmer Mac, 5.5%, 2011 (n)                                                                             690,000            710,957
Federal Home Loan Bank, 4.625%, 2008                                                                 1,750,000          1,748,098
Federal Home Loan Bank, 5.25%, 2009                                                                  1,065,000          1,076,640
Freddie Mac, 6.625%, 2009                                                                              673,000            700,823
Small Business Administration, 8.7%, 2009                                                               22,295             22,655
Small Business Administration, 10.05%, 2009                                                              3,137              3,178
Small Business Administration, 6.44%, 2021                                                             492,004            508,930
Small Business Administration, 6.625%, 2021                                                            545,631            566,907
Small Business Administration, 4.98%, 2023                                                             231,013            229,260
Small Business Administration, 4.34%, 2024                                                             313,415            298,281
Small Business Administration, 4.77%, 2024                                                             537,075            525,978
Small Business Administration, 4.86%, 2024                                                             297,743            292,460
Small Business Administration, 4.87%, 2024                                                             348,836            342,307
Small Business Administration, 4.88%, 2024                                                             263,124            258,565
Small Business Administration, 4.99%, 2024                                                             367,023            362,878
Small Business Administration, 4.76%, 2025                                                             491,273            476,326
Small Business Administration, 5.11%, 2025                                                             307,800            306,554
U.S. Department of Housing & Urban Development, 6.36%, 2016                                            500,000            518,776
U.S. Department of Housing & Urban Development, 6.59%, 2016                                          2,045,000          2,075,554
                                                                                                                   --------------
                                                                                                                   $   13,620,075
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 17.2%
U.S. Treasury Bonds, 9.25%, 2016                                                               $       409,000     $      542,852
U.S. Treasury Bonds, 7.5%, 2016                                                                        810,000            983,960
U.S. Treasury Bonds, 7.875%, 2021                                                                      993,000          1,288,263
U.S. Treasury Bonds, 6.25%, 2023                                                                     1,009,000          1,159,167
U.S. Treasury Bonds, 6.75%, 2026                                                                       939,000          1,151,449
U.S. Treasury Bonds, 5.25%, 2028                                                                       346,000            362,651
U.S. Treasury Bonds, STRIPS, 0%, 2021                                                                1,174,000            581,280
U.S. Treasury Bonds, STRIPS, 0%, 2027                                                                  810,000            301,033
U.S. Treasury Notes, 6.5%, 2010 (f)                                                                  2,216,000          2,340,477
U.S. Treasury Notes, 12%, 2013                                                                          19,000             20,257
U.S. Treasury Notes, 4%, 2014                                                                        1,879,000          1,844,062
U.S. Treasury Notes, TIPS, 3.875%, 2009                                                                697,301            711,574
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                                805,670            811,461
                                                                                                                   --------------
                                                                                                                   $   12,098,486
                                                                                                                   --------------
   TOTAL BONDS                                                                                                     $   67,240,642
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 5.1%
Merrill Lynch, 5.10%, dated 9/28/07, due 10/01/07, total to be received $3,564,514
(secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                        $     3,563,000     $    3,563,000
                                                                                                                   --------------
   TOTAL INVESTMENTS(k)                                                                                            $   70,803,642
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (0.4)%                                                                                  (260,445)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $   70,543,197
                                                                                                                   --------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of September 30, 2007, the variable account held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $67,240,642 and 94.97% of market value. An independent pricing service provided an evaluated bid for 94.71% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $710,957 representing 1.0% of net assets.

The following abbreviations are used in this report and are defined:

STRIPS  Separate Trading of Registered Interest and Principal of Securities
TIPS    Treasury Inflation Protected Security

Insurers
FGIC    Financial Guaranty Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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
GOVERNMENT SECURITIES VARIABLE ACCOUNT

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 9/30/07

                                                                                                                   UNREALIZED
                                                                                    EXPIRATION                    APPRECIATION
DESCRIPTION                           CONTRACTS                       VALUE            DATE                       (DEPRECIATION)
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
U.S. Treasury Bond (Short)               14                         $1,558,813         Dec-07                     $         1,482
U.S. Treasury Note 5 yr (Long)           26                          2,782,813         Dec-07                               3,159
U.S. Treasury Note 10 yr (Long)           4                            437,125         Dec-07                               3,017
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $        7,658
                                                                                                                   ==============

At September 30, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
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By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer
                          and Accounting Officer)

Date: November 15, 2007
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* Print name and title of each signing officer under his or her signature.